FINANCIAL INSTRUMENTS - Future Cash Outflows for Financial Liabilities (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	$ 555
Interest	147
Long-term debt, including interest	702
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	0
Interest	33
Long-term debt, including interest	33
2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	0
Interest	33
Long-term debt, including interest	33
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	240
Interest	33
Long-term debt, including interest	273
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	0
Interest	19
Long-term debt, including interest	19
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	0
Interest	19
Long-term debt, including interest	19
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	315
Interest	10
Long-term debt, including interest	$ 325